Securities - Fair Value of Securities Available for Sale by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments Debt And Equity Securities [Abstract]
Due in one year or less, Amortized Cost	$ 3,296
Due from one to five years, Amortized Cost	21,451
Due from five to ten years, Amortized Cost	34,288
Due after ten years, Amortized Cost	73,169
Mortgage-backed securities in government sponsored entities, Amortized Cost	66,409
Equity securities in financial institutions, Amortized Cost	481
Total securities available for sale, Amortized Cost	199,094	195,098
Due in one year or less, Fair Value	3,309
Due from one to five years, Fair Value	21,334
Due from five to ten years, Fair Value	34,403
Due after ten years, Fair Value	73,139
Mortgage-backed securities in government sponsored entities, Fair Value	66,979
Equity securities in financial institutions, Fair Value	449
Total securities available for sale, Fair Value	$ 199,613	$ 203,961